INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in associates and joint ventures [Abstract]
Associates	$ 1,170,435	$ 1,029,243
Joint ventures	2,394	79
Total	$ 1,172,829	$ 1,029,322